UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-08599

DWS Equity Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period: 11/30/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2009 (Unaudited)

DWS Select Alternative Allocation Fund

	Shares	Value ($)

Equity - Equity Funds 55.1%
DWS Commodity Securities Fund "Institutional"	3,268,225	12,027,066
DWS Disciplined Market Neutral Fund "Institutional"	2,526,902	23,853,959
DWS Emerging Markets Equity Fund "Institutional"	361,838	6,024,615
DWS Gold & Precious Metals Fund "Institutional"	171,945	3,607,403
DWS RREEF Global Infrastructure Fund "Institutional"	1,140,546	9,626,212
DWS RREEF Global Real Estate Securities Fund "Institutional"	1,707,566	12,260,321

Total Equity - Equity Funds (Cost $59,998,540)		67,399,576

Equity - Exchange-Traded Funds 6.9%
iShares MSCI EAFE Small Cap Index Fund	50,280	1,796,002
SPDR Barclays Capital International Treasury Bond	99,811	6,015,609
WisdomTree Emerging Markets SmallCap Dividend Fund	14,737	603,922

Total Equity - Exchange-Traded Funds (Cost $8,000,735)		8,415,533
Fixed Income - Bond Funds 36.2%
DWS Emerging Markets Fixed Income Fund "Institutional"	1,148,536	11,921,804
DWS Floating Rate Plus Fund "Institutional"	1,627,665	14,356,005
DWS Inflation Protected Plus Fund "Institutional"	1,802,090	17,966,836

Total Fixed Income - Bond Funds (Cost $40,753,071)		44,244,645
Fixed Income - Money Market Fund 2.6%
Central Cash Management Fund (Cost $3,142,823)	3,142,823	3,142,823

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $111,895,169) †	100.8	123,202,577
Other Assets and Liabilities, Net	(0.8)	(950,398)

Net Assets	100.0	122,252,179

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†

The cost for federal income tax purposes was $112,047,880. At November 30, 2009, net unrealized appreciation for all securities based on tax cost was $11,154,697. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $11,307,408 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $152,711.

EAFE: Europe, Australasia and Far East
MSCI: Morgan Stanley Capital International
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Equity Funds	$67,399,576	$—	$—	$67,399,576
Exchange-Traded Funds	8,415,533	—	—	8,415,533
Bond Funds	44,244,645	—	—	44,244,645
Money Market Funds	3,142,823	—	—	3,142,823
Total	$123,202,577	$—	$—	$123,202,577

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Select Alternative Allocation Fund, a series of DWS Equity Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	January 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Select Alternative Allocation Fund, a series of DWS Equity Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	January 22, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 22, 2010